Borrowings and lease liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [abstract]
Summary of Detailed Information About Borrowings

	Interest rate %	Maturity	September 30, 2020	December 31, 2019
Bank borrowings—domestic (i)	113% of CDI(*)	March 2021	21,292	52,668

Related parties			21,292	52,668
Financial institution (ii)	CDI (*)+ 0.774%	April 2023	276,106	329,410

Third parties			276,106	329,410

Total borrowings			297,398	382,078

Lease liabilities			214,583	255,406

Total borrowings and lease liabilities			511,981	637,484

Current			61,226	116,450
Non-current			450,755	521,034

(*)	Brazilian Interbank Offering Rate (CDI)
(i)	Loan agreement with Itaú Unibanco with maturity on March 8, 2021, payable in 36 monthly installments.
(ii)	Loan agreement entered into on March 28, 2018 with the International Finance Corporation (IFC). The principal amount is due on the maturity date and accrued interests payable at every six months.

	Interest rate %	Maturity	2019	2018
Bank borrowings—domestic (i)	113% of CDI (*)	March 2021	52,668	94,921

Related parties			52,668	94,921
Bank borrowings—domestic (ii)	111% of CDI (*)	July 2019	—	44,352
Financial institution (iii)	CDI (*) + 0,774%p,a	April 2023	329,410	330,336
Third parties			329,410	374,688

Total borrowings			382,078	469,609

Lease liabilities (Note 13.(d))			255,406	—

Total borrowings and lease liabilities			637,484	469,609

Current			116,450	114,489
Non-current			521,034	355,120

(*)	Brazilian Interbank Offering Rate (CDI)
(i)	Loan agreement with Itaú Unibanco with maturity on March 8, 2021, payable in 36 monthly installments.
(ii)	Loan agreement with Banco JP Morgan S.A., hired in connection with the acquisition of Rico, payable in seven quarterly installments. In July 2019, the loan was fully settled.
(iii)	Loan agreement entered into on March 28, 2018 with the International Finance Corporation (IFC). The principal amount is due on the maturity date and accrued interests payable at every six months.